Business Combinations - Schedule of Goodwill Arising in the Business Combinations Allocated to Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Business Combinations [Line Items]
Goodwill allocated	$ 514,720	$ 181,608
Canadian Less-Than-Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Less-Than-Truckload
Goodwill allocated	$ 115	9,142
U.S. Less-Than-Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Less-Than-Truckload
Goodwill allocated	$ 31,058	3,376
Canadian Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Truckload
Goodwill allocated	$ 12,980	16,017
Specialized Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Truckload
Goodwill allocated	$ 468,618	43,080
Logistics
Disclosure Of Business Combinations [Line Items]
Reportable segment	Logistics
Goodwill allocated	$ 1,949	$ 109,993